Strategic Report - Commerical Banking (Details) customer in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) market country customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of operating segments [line items]
Number of customers | customer	1.7
Number of countries in which entity operates | country	53
Profit before tax	$ 17,167	$ 7,112	$ 18,867
Adjusted jaws ratio	1.00%
Impairment loss (reversal of impairment Loss)	$ 1,769	3,400	3,721
Operating expense	34,884	39,808	39,768
Risk-weighted assets	0	0
Revenue	51,445	47,966	59,800
United Kingdom
Disclosure of operating segments [line items]
Revenue	11,057	9,495	14,132
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax	20,990	18,934	18,795
Impairment loss (reversal of impairment Loss)	1,769	2,594	2,579
Operating expense	31,140	30,084	31,457
Revenue	$ 51,524	49,290	50,422
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Number of customers | customer	1.7
Number of countries in which entity operates | country	53
Profit before tax	$ 6,800	5,900	5,200
Increase (decrease) in profit (loss) before tax	$ 900
Increase (decrease) in profit (loss) before tax, percent	15.00%
Adjusted jaws ratio	1.30%
Increase (decrease) in revenue/net operating income, percent	5.00%
Increase (decrease) in revenue/net operating income	$ 604
Impairment loss (reversal of impairment Loss)	500
Increase (decrease) in impairment loss	$ (500)
Increase (decrease) in impairment loss, percent	(49.00%)
Operating expense	$ 200
Increase (decrease) in operating expenses, percent	3.00%
Increase (decrease) in risk weighted assets, percent	5.00%
Risk-weighted assets	$ 300,995
Increase (decrease) in risk-weighted assets	(14,000)
Revenue	$ 13,223	$ 12,619	$ 12,507
Return on risk-weighted assets	2.30%	2.10%	1.90%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Corporate Customer Value
Disclosure of operating segments [line items]
Growth Percentage	19.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Voice and Touch ID
Disclosure of operating segments [line items]
Number of core markets | market	37
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Global Trade and Receivables Finance
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	(1.00%)
Increase (decrease) in revenue/net operating income	$ (21)
Revenue	$ 1,817	$ 1,838	$ 2,039
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Credit and Lending
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	1.00%
Increase (decrease) in revenue/net operating income	$ 52
Revenue	$ 5,061	5,009	4,934
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Global Liquidity and Cash Management
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	13.00%
Increase (decrease) in revenue/net operating income	$ 536
Revenue	$ 4,783	4,247	4,077
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Global Liquidity and Cash Management | United Kingdom
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	10.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking | Markets products, Insurance and Investments and Other
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income, percent	2.00%
Increase (decrease) in revenue/net operating income	$ 37
Revenue	$ 1,562	$ 1,525	$ 1,457